Label	Element	Value
Victory RS Small Cap Growth Fund
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Supplement [Text Block]	ck0000802716_SupplementTextBlock

Victory Funds

Supplement dated April 7, 2017

to the Prospectus dated November 18, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A and Class C shares of the Victory Funds covered by this Prospectus (each a “Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	Victory RS Small Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1.              For each Fund, the following is added to the paragraph under “Fund Fees and Expenses of the Fund” in the Fund Summaries in the Prospectus:

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.